Commitments and Contingencies (Narrative) (Details) - 12 months ended Dec. 31, 2025 $ in Thousands, € in Millions	USD ($)	EUR (€)	USD ($)
Related Party Transaction Domain
Loss Contingencies [Line Items]
Insurance maximum amount	$ 1,000,000
Related Party Transaction Domain | Sale And Lease Back Agreement [Member]
Loss Contingencies [Line Items]
Purchase Obligation			$ 50,400
Bergen [Member] | Loan Agreement With Nordea [Member]
Loss Contingencies [Line Items]
Total debt outstanding			12,288
Windward [Member]
Loss Contingencies [Line Items]
Remaining commitments under joint ventures | €		€ 10.7
Ecogas Holdings AS [Member]
Loss Contingencies [Line Items]
Remaining commitments under joint ventures			$ 8,220